Leases - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Lessee Lease Description [Line Items]
Operating lease term, option to extend additional period	5 years		5 years		5 years
Lessee, Operating Lease, Description			The Company has operating leases for warehouse, production, and office facilities and equipment. Lease contracts have remaining lease terms of less than one year to seven years, some of which include options to extend the term by up to 5 years. The Company included renewal options that are reasonably certain to be exercised as part of the lease term. Additionally, some lease contracts include termination options. The Company does not expect to exercise the majority of termination options and generally excludes such options when determining the term of leases.		The Company has operating leases for warehouse, production, and office facilities and equipment. Lease contracts have remaining lease terms of one year to seven years, some of which include options to extend the term by up to 5 years. The Company included renewal options that are reasonably certain to be exercised as part of the lease term. Additionally, some lease contracts include termination options. The Company does not expect to exercise the majority of termination options and generally excludes such options when determining the term of leases.
Rent expense						$ 600	$ 800
Operating lease, weighted average remaining lease term	6 years 1 month 13 days		6 years 1 month 13 days		6 years 8 months 4 days
Operating lease, weighted average discount rate	7.34%		7.34%		7.34%
Operating lease costs	$ 500	$ 400	$ 1,000	$ 600	$ 1,669
Minimum [Member]
Lessee Lease Description [Line Items]
Operating lease,remaining term	1 year		1 year		1 year
Maximum [Member]
Lessee Lease Description [Line Items]
Operating lease,remaining term	7 years		7 years		7 years